MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 29, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Marketable Securities [Line Items]
Unrealized gain (loss) on marketable securities		$ 476	$ 9	$ (130)
Marketable securities		$ 641	$ 165
Grande Portage Resources Ltd. [Member]
Disclosure Of Marketable Securities [Line Items]
Equity instruments held, shares		1,942,795	1,942,795
Herbert Gold property [Member]
Disclosure Of Marketable Securities [Line Items]
Proportion of voting rights in subsidiary sold	35.00%